Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2014
Interest Revenue (Expense), Net [Abstract]
Schedule of Components of Interest Expense, Net

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Interest expense	$174,142	$151,986	$173,503
Interest income	(4,886)	(5,091)	(11,128)

Interest expense, net	$169,256	$146,895	$162,375